CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Commission fee from a related party	¥ 7,731	¥ 2,087
Cost of goods purchased from a related party			¥ 827,809
Collection service fee from a related party	¥ 20,493	¥ 28,645	¥ 9,291